Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net Income	$ 13,687	$ 6,736	$ 18,722
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	22,016	18,273	18,395
Undistributed earnings from investments in equity affiliates	(49)	(27)	(324)
Provision for uncollectible accounts	1,416	1,032	954
Deferred income tax expense	4,117	1,948	6,345
Net loss (gain) from sale of investments, net of impairments	91	(1,461)	(492)
Actuarial (gain) loss on pension and postretirement benefits	(2,152)	7,869	(7,584)
Abandonment of network assets	0	2,120	0
Changes in operating assets and liabilities:
Accounts receivable	(535)	(2,651)	(1,329)
Other current assets	(1,789)	(974)	445
Accounts payable and accrued liabilities	1,291	2,412	(152)
Retirement benefit funding	(735)	(560)	(209)
Other - net	(1,478)	(3,379)	25
Total adjustments	22,193	24,602	16,074
Net Cash Provided by Operating Activities	35,880	31,338	34,796
Investing Activities
Capital expenditures	(19,218)	(21,199)	(20,944)
Interest during construction	(797)	(234)	(284)
Acquisitions, net of cash acquired	(30,759)	(3,141)	(4,113)
Dispositions	83	8,123	1,923
Sales (purchases) of securities, net	1,545	(1,890)	0
Return of advances to and investments in equity affiliates	1	4	301
Other	1	0	(7)
Net Cash Used in Investing Activities	(49,144)	(18,337)	(23,124)
Financing Activities
Net change in short-term borrowings with original maturities of three months or less	(1)	(16)	20
Issuance of other short-term borrowings	0	0	1,476
Repayment of other short-term bank borrowings	0	0	(1,476)
Issuance of long-term debt	33,969	15,926	12,040
Repayment of long-term debt	(10,042)	(10,400)	(7,698)
Issuance of other long-term financing obligations	0	107	4,796
Purchase of treasury stock	(269)	(1,617)	(13,028)
Issuance of treasury stock	143	39	114
Dividends paid	(10,200)	(9,552)	(9,696)
Other	(3,818)	(2,224)	251
Net Cash by (Used in) Financing Activities	9,782	(7,737)	(13,201)
Net (decrease) increase in cash and cash equivalents	(3,482)	5,264	(1,529)
Cash and cash equivalents beginning of year	8,603	3,339	4,868
Cash and Cash Equivalents End of Year	$ 5,121	$ 8,603	$ 3,339